UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT Diversified Income Fund

The fund's portfolio
3/31/18 (Unaudited)

MORTGAGE-BACKED SECURITIES (42.7%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (17.9%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 18.644%, 4/15/37		$31,046	$43,201
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 17.282%, 11/15/35		90,086	118,671
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 16.412%, 12/15/36		62,886	80,798
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 14.53%, 3/15/35		227,416	280,182
Ser. 4077, Class IK, IO, 5.00%, 7/15/42		1,559,913	328,150
Ser. 4122, Class TI, IO, 4.50%, 10/15/42		1,297,327	284,192
Ser. 4000, Class PI, IO, 4.50%, 1/15/42		617,791	121,631
Ser. 4024, Class PI, IO, 4.50%, 12/15/41		1,399,722	269,161
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.323%, 4/15/47		1,145,881	230,253
Ser. 4546, Class TI, IO, 4.00%, 12/15/45		933,306	179,661
Ser. 4530, Class TI, IO, 4.00%, 11/15/45		1,503,435	302,440
Ser. 4425, IO, 4.00%, 1/15/45		3,602,803	638,381
Ser. 4452, Class QI, IO, 4.00%, 11/15/44		2,016,016	525,148
Ser. 4403, Class CI, IO, 4.00%, 10/15/44		1,046,291	201,411
Ser. 4000, Class LI, IO, 4.00%, 2/15/42		1,562,872	245,199
Ser. 4604, Class QI, IO, 3.50%, 7/15/46		3,710,960	587,371
Ser. 4580, Class ID, IO, 3.50%, 8/15/45		2,976,749	565,350
Ser. 4105, Class HI, IO, 3.50%, 7/15/41		1,056,695	113,644
Ser. 304, Class C37, IO, 3.50%, 12/15/27		1,192,653	105,265
Ser. 4210, Class PI, IO, 3.00%, 12/15/41		1,479,451	96,519
FRB Ser. 57, Class 1AX, IO, 0.365%, 7/25/43(WAC)		1,078,586	11,576
Ser. 3300, PO, zero %, 2/15/37		20,518	17,357
Ser. 3326, Class WF, zero %, 10/15/35(WAC)		854	614

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 28.671%, 7/25/36		38,590	62,988
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 17.705%, 3/25/36		129,768	190,303
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 17.338%, 6/25/37		86,174	115,239
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 16.55%, 11/25/35		104,433	130,316
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 16.421%, 2/25/38		89,942	113,231
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 12.528%, 11/25/34		84,976	97,432
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46		1,720,819	417,229
Ser. 374, Class 6, IO, 5.50%, 8/25/36		142,200	29,250
Ser. 378, Class 19, IO, 5.00%, 6/25/35		433,323	87,699
IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.729%, 9/25/43		2,464,300	470,672
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.529%, 4/25/40		824,701	147,415
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42		396,103	92,001
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40		2,190,139	297,224
Ser. 366, Class 22, IO, 4.50%, 10/25/35		41,006	1,361
IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.129%, 7/25/39		2,704,690	231,089
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 4.079%, 2/25/43		1,655,870	302,196
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47		1,248,922	241,979
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44		1,477,140	265,005
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43		1,326,021	208,172
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43		1,023,117	155,667
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46		2,395,617	399,474
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37		3,003,693	142,105
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		1,631,346	127,579
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41		1,895,836	198,447
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41		1,708,924	101,203
Ser. 99-51, Class N, PO, zero %, 9/17/29		7,445	6,793

Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)		897,668	19,075

Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47		997,052	223,320
Ser. 16-42, IO, 5.00%, 2/20/46		1,732,085	357,035
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44		767,783	164,835
Ser. 14-76, IO, 5.00%, 5/20/44		921,444	205,123
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43		1,588,331	166,033
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43		1,619,414	316,322
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43		986,551	214,177
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43		640,897	144,779
Ser. 12-146, IO, 5.00%, 12/20/42		1,500,591	332,771
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40		305,686	19,031
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40		95,365	8,371
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40		287,083	19,912
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		514,104	111,870
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40		752,558	166,616
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		3,350,238	729,451
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		1,905,013	426,323
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39		638,863	142,470
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46		1,147,010	240,872
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46		2,320,110	355,186
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43		1,502,581	309,907
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43		2,256,331	467,816
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43		891,762	129,098
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42		328,678	52,743
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41		1,276,072	278,102
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40		125,996	17,541
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40		1,535,302	320,402
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40		1,545,465	327,204
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40		1,588,809	330,566
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40		780,629	157,732
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39		730,209	166,977
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39		288,903	28,258
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39		1,157,428	90,696
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.328%, 9/20/43		881,951	132,469
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.314%, 7/16/43		526,395	76,143
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45		4,496,193	854,996
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45		1,384,005	255,348
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45		2,725,458	528,913
Ser. 15-40, IO, 4.00%, 3/20/45		2,441,167	505,314
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44		1,649,447	295,350
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43		1,663,984	261,434
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43		1,004,169	184,436
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42		1,603,364	306,371
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41		3,800,067	574,410
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.778%, 8/20/44		2,345,829	337,213
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46		1,788,725	385,624
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45		1,977,616	341,139
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45		1,620,549	258,461
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43		1,147,404	142,978
Ser. 13-76, IO, 3.50%, 5/20/43		2,807,596	464,573
Ser. 13-28, IO, 3.50%, 2/20/43		940,033	156,892
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43		1,324,532	225,899
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43		2,041,851	335,782
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42		1,384,765	223,778
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42		1,581,640	316,315
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42		1,756,709	358,910
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38		2,177,675	233,675
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28		3,581,016	366,410
Ser. 17-H08, Class NI, IO, 2.399%, 3/20/67(WAC)		4,158,357	511,478
Ser. 17-H16, Class JI, IO, 2.333%, 8/20/67(WAC)		3,859,963	559,695
Ser. 17-H02, Class BI, IO, 2.319%, 1/20/67(WAC)		2,749,630	363,776
Ser. 17-H06, Class BI, IO, 2.239%, 2/20/67(WAC)		3,198,736	414,236
Ser. 16-H16, Class EI, IO, 2.237%, 6/20/66(WAC)		2,725,250	328,393
Ser. 17-H11, Class TI, IO, 2.18%, 4/20/67(WAC)		2,324,890	297,774
Ser. 16-H22, Class AI, IO, 2.156%, 10/20/66(WAC)		3,742,850	465,311
Ser. 17-H12, Class QI, IO, 2.124%, 5/20/67(WAC)		3,270,809	388,193
Ser. 16-H23, Class NI, IO, 2.122%, 10/20/66(WAC)		10,149,778	1,282,932
Ser. 16-H24, Class JI, IO, 2.021%, 11/20/66(WAC)		3,180,721	405,542
Ser. 16-H03, Class DI, IO, 2.018%, 12/20/65(WAC)		3,457,936	332,826
Ser. 16-H14, Class AI, IO, 2.005%, 6/20/66(WAC)		2,604,015	302,602
Ser. 16-H17, Class KI, IO, 1.95%, 7/20/66(WAC)		1,849,892	215,050
Ser. 17-H16, Class IB, IO, 1.879%, 8/20/67(WAC)		3,534,866	371,514
Ser. 17-H11, Class DI, IO, 1.878%, 5/20/67(WAC)		2,728,318	293,294
Ser. 16-H03, Class AI, IO, 1.857%, 1/20/66(WAC)		2,855,702	274,861
Ser. 15-H25, Class EI, IO, 1.854%, 10/20/65(WAC)		3,137,200	288,622
Ser. 17-H10, Class MI, IO, 1.797%, 4/20/67(WAC)		5,345,165	555,363
FRB Ser. 15-H08, Class CI, IO, 1.797%, 3/20/65(WAC)		1,868,666	175,800
Ser. 17-H09, IO, 1.795%, 4/20/67(WAC)		3,777,251	393,593
Ser. 15-H24, Class AI, IO, 1.787%, 9/20/65(WAC)		3,462,050	349,210
Ser. 15-H10, Class BI, IO, 1.784%, 4/20/65(WAC)		2,376,584	226,567
Ser. 15-H23, Class BI, IO, 1.732%, 9/20/65(WAC)		3,967,383	349,130
Ser. 17-H16, Class IG, IO, 1.714%, 7/20/67(WAC)		3,636,673	354,576
Ser. 16-H09, Class BI, IO, 1.712%, 4/20/66(WAC)		4,862,180	508,005
Ser. 16-H24, Class CI, IO, 1.701%, 10/20/66(WAC)		2,723,213	246,974
Ser. 13-H08, Class CI, IO, 1.683%, 2/20/63(WAC)		4,859,483	279,420
Ser. 16-H14, IO, 1.679%, 6/20/66(WAC)		2,254,846	169,745
Ser. 16-H02, Class HI, IO, 1.641%, 1/20/66(WAC)		4,071,503	358,292
Ser. 16-H06, Class DI, IO, 1.622%, 7/20/65		5,150,786	448,165
Ser. 15-H25, Class AI, IO, 1.618%, 9/20/65(WAC)		5,606,201	459,148
Ser. 16-H10, Class AI, IO, 1.599%, 4/20/66(WAC)		5,517,314	428,348
Ser. 14-H21, Class BI, IO, 1.549%, 10/20/64(WAC)		3,520,143	252,042
Ser. 16-H06, Class CI, IO, 1.444%, 2/20/66(WAC)		5,793,060	424,759
Ser. 15-H26, Class CI, IO, 0.738%, 8/20/65(WAC)		9,321,215	126,769
Ser. 06-36, Class OD, PO, zero %, 7/16/36		1,882	1,540

			38,345,236
Commercial mortgage-backed securities (12.9%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.003%, 2/10/51(WAC)		5,412,843	54

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.525%, 1/12/45(WAC)		707,000	646,905
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)		676,101	678,670

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.698%, 9/11/42(WAC)		275,000	274,253
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)		403,771	315,636

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)		1,875,240	73

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.755%, 12/15/47(WAC)		326,000	316,503
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)		822,000	730,935

Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC21, Class D, 4.836%, 5/10/47(WAC)		826,000	713,030

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.812%, 5/15/46(WAC)		412,391	418,697

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)		700,000	472,093

COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.756%, 10/15/45(WAC)		350,000	294,644
FRB Ser. 14-CR18, Class D, 4.735%, 7/15/47(WAC)		660,000	584,206
FRB Ser. 13-CR9, Class D, 4.267%, 7/10/45(WAC)		452,000	375,309
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)		566,000	382,687
Ser. 14-CR18, Class E, 3.60%, 7/15/47		493,000	313,582

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.574%, 12/15/39(WAC)		2,566,717	28,234

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.966%, 9/15/39(WAC)		224,228	227,265

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)		294,894	305,215

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.798%, 4/15/50(WAC)		781,000	684,072

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41		40,487	41,079

GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.249%, 7/10/39(WAC)		593,489	1,306

GS Mortgage Securities Trust 144A Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)		359,000	335,087

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.83%, 2/15/47(WAC)		844,000	742,372
FRB Ser. 14-C19, Class D, 4.66%, 4/15/47(WAC)		423,000	372,929
FRB Ser. C14, Class D, 4.57%, 8/15/46(WAC)		289,000	258,112
FRB Ser. 14-C18, Class E, 4.33%, 2/15/47(WAC)		381,000	272,842
FRB Ser. 13-C12, Class E, 4.092%, 7/15/45(WAC)		138,000	102,400
FRB Ser. 14-C26, Class D, 3.924%, 1/15/48(WAC)		263,000	225,236
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)		656,000	399,745

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.174%, 2/12/51(WAC)		195,260	199,654
FRB Ser. 07-CB20, Class E, 6.174%, 2/12/51(WAC)		403,000	405,015
FRB Ser. 11-C3, Class E, 5.674%, 2/15/46(WAC)		121,000	118,380
FRB Ser. 11-C3, Class F, 5.674%, 2/15/46(WAC)		401,000	394,393
FRB Ser. 12-LC9, Class E, 4.372%, 12/15/47(WAC)		767,000	713,683
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)		558,000	396,102
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)		2,776,402	28

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31		51,382	51,423

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)		824,000	73,995

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.112%, 4/20/48(WAC)		413,000	361,904

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.498%, 2/12/51(WAC)		8,587	8,574

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.045%, 12/15/49(WAC)		331,795	14,765

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.706%, 8/15/47(WAC)		1,047,000	893,527
FRB Ser. 12-C6, Class F, 4.575%, 11/15/45(WAC)		512,000	409,044
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)		800,000	571,887
FRB Ser. 13-C10, Class D, 4.082%, 7/15/46(WAC)		645,000	586,881
Ser. 14-C15, Class F, 4.00%, 4/15/47		440,000	313,299
Ser. 14-C17, Class E, 3.50%, 8/15/47		369,000	237,312

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)		986,000	49,300
Ser. 07-HQ11, Class B, 5.538%, 2/12/44(WAC)		556,000	534,520
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)		385,000	365,521

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class D, 6.238%, 1/11/43(WAC)		500,000	504,500
FRB Ser. 08-T29, Class F, 6.238%, 1/11/43(WAC)		302,000	292,940
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39(WAC)		255,971	253,893

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 1.156%, 3/24/19 (Cayman Islands)(WAC)		158,000	1,580

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38		479,262	35,945

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.895%, 5/10/63(WAC)		490,000	326,823

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.027%, 6/15/45(WAC)		413,123	394,532
FRB Ser. 07-C34, IO, 0.15%, 5/15/46(WAC)		2,366,075	1,183

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.291%, 7/15/46(WAC)		649,000	543,156
Ser. 14-LC16, Class D, 3.938%, 8/15/50		1,020,000	833,477

WF-RBS Commercial Mortgage Trust 144A
Ser. 12-C6, Class E, 5.00%, 4/15/45(WAC)		323,000	285,306
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)		1,331,000	1,129,441
FRB Ser. 14-C19, Class E, 4.972%, 3/15/47(WAC)		875,000	638,424
FRB Ser. 12-C7, Class E, 4.825%, 6/15/45(WAC)		875,000	727,388
FRB Ser. 13-UBS1, Class E, 4.623%, 3/15/46(WAC)		355,000	270,477
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)		2,626,000	1,949,844
FRB Ser. 13-C15, Class D, 4.481%, 8/15/46(WAC)		1,316,000	1,116,391
FRB Ser. 12-C10, Class D, 4.448%, 12/15/45(WAC)		996,000	869,477
Ser. 14-C19, Class D, 4.234%, 3/15/47		154,000	131,721

			27,518,876
Residential mortgage-backed securities (non-agency) (11.9%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 3.456%, 11/27/36(WAC)		592,976	495,135
FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%), 1.791%, 6/26/35		73,856	72,889

Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%), 4.797%, 4/25/34		226,250	232,409
FRB Ser. 05-8, Class 21A1, 3.673%, 10/25/35(WAC)		359,106	363,455

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 6.622%, 10/25/27 (Bermuda)		220,000	230,450

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.222%, 3/25/37		918,554	769,651

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 2.783%, 9/25/35		226,893	224,475
FRB Ser. 06-OA7, Class 1A1, 2.566%, 6/25/46(WAC)		1,072,187	948,564
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.223%, 6/25/46		485,564	423,091
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.222%, 9/25/35		638,325	612,327
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.152%, 11/20/35		479,111	465,003
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 2.082%, 4/25/47		202,898	181,762
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.062%, 8/25/46		332,183	275,712
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.062%, 8/25/46		429,534	362,957
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.062%, 8/25/46		1,960,347	1,657,062

Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 2.062%, 12/25/36		496,364	302,296

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 11.872%, 7/25/28		785,064	1,073,950
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.222%, 4/25/28		601,852	816,035
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.422%, 12/25/27		420,718	514,670
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.022%, 11/25/28		590,000	700,660
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 6.522%, 10/25/28		250,000	286,114

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.122%, 9/25/28		879,504	1,327,393
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.622%, 10/25/28		500,000	736,690
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 13.622%, 8/25/28		392,705	577,212
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 12.622%, 1/25/29		89,976	124,424
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.772%, 10/25/28		1,557,370	1,826,793
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.572%, 4/25/28		1,264,930	1,464,545
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.422%, 4/25/28		183,656	206,759
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.372%, 9/25/29		460,000	506,831
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 6.872%, 7/25/25		1,608,543	1,826,443
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 6.872%, 7/25/25		316,342	351,754
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 6.722%, 10/25/29		445,000	487,467
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.122%, 4/25/29		90,000	101,540
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 5.872%, 5/25/25		66,506	72,654
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 5.872%, 5/25/25		87,542	94,384
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.472%, 1/25/30		160,000	159,328

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.052%, 5/25/36		697,907	370,938

GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.182%, 5/25/37		272,737	205,035

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.072%, 6/25/37		342,839	212,560

MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 2.667%, 8/25/35		172,390	151,835

Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 7.622%, 4/25/27 (Bermuda)		280,000	298,815

Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 2.032%, 1/25/37		560,165	526,985

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.052%, 1/25/37		497,773	461,462

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.324%, 9/25/35(WAC)		467,432	469,256
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.272%, 12/25/45		420,782	412,745
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.35%), 2.222%, 12/25/45		823,433	794,696

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 4.024%, 4/25/36(WAC)		277,891	279,281
FRB Ser. 06-AR2, Class 1A1, 3.707%, 3/25/36(WAC)		270,581	272,357

			25,328,849

Total mortgage-backed securities (cost $89,125,352)			$91,192,961

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (32.1%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.8%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 5/1/48		$3,000,000	$3,114,727
4.50%, TBA, 4/1/48		3,000,000	3,120,234
4.00%, TBA, 5/1/48		3,000,000	3,079,219
4.00%, TBA, 4/1/48		3,000,000	3,083,906

			12,398,086
U.S. Government Agency Mortgage Obligations (26.3%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 4/1/48		3,000,000	3,260,156
4.00%, TBA, 4/1/48		6,000,000	6,156,563
3.50%, TBA, 5/1/48		19,000,000	19,011,132
3.50%, TBA, 4/1/48		22,000,000	22,046,407
3.00%, TBA, 4/1/48		3,000,000	2,926,172
2.50%, TBA, 4/1/48		3,000,000	2,827,734

			56,228,164

Total U.S. government and agency mortgage obligations (cost $68,352,618)			$68,626,250

CORPORATE BONDS AND NOTES (31.3%)(a)
		Principal amount	Value

Basic materials (3.6%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23		$59,000	$62,245

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25		60,000	56,550

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		92,000	100,050

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		30,000	30,600

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		200,000	202,500

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26		141,000	137,828

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		86,000	93,418

ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)		130,000	153,725

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25		135,000	128,588

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		202,000	212,100

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		160,000	166,000

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		188,000	188,000

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		238,000	243,355

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		65,000	65,325

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		135,000	135,844

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		326,000	332,520

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		188,000	164,030

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		45,000	45,113

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		49,000	52,920

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		207,000	202,860

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		250,000	248,750

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24		234,000	232,760

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		75,000	75,656

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26		60,000	58,050

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		400,000	393,500

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25		140,000	138,600

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		131,000	140,498

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23		207,000	227,886

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		95,000	94,763

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		100,000	105,625

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		112,000	107,800

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		62,000	68,355

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		106,000	109,710

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		100,000	100,250

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		38,000	40,375

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		139,000	145,603

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)		70,000	69,475

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		111,000	113,359

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)		35,000	35,788

Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes 7.125%, 11/1/22		45,000	45,900

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)		132,000	125,400

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)		73,000	69,898

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		15,000	14,700

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		345,000	353,625

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27		15,000	16,950

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		133,000	137,655

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26		50,000	50,000

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25		215,000	210,163

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		139,000	166,626

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		45,000	45,000

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		35,000	33,338

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		135,000	140,738

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)		80,000	78,600

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		45,000	43,763

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26		95,000	95,000

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		102,000	105,825

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		100,000	103,125

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		137,000	138,370

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		66,000	68,805

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		70,000	69,650

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		83,000	85,490

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		165,000	181,500

			7,660,495
Capital goods (1.8%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24		173,000	174,730

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		30,000	28,275

ARD Finance SA sr. notes 6.625%, 9/15/23 (Luxembourg)(PIK)	EUR	100,000	129,683

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		$245,000	260,619

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		82,000	85,649

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		105,000	107,756

Berry Global, Inc. 144A notes 4.50%, 2/15/26		45,000	42,581

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		185,000	202,806

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		105,000	108,675

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		247,000	267,378

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		111,000	123,765

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24		121,000	118,504

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		87,000	88,414

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)		60,000	58,950

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		246,000	252,150

Novafives SAS sr. sub. notes Ser. REGS, 4.50%, 6/30/21 (France)	EUR	100,000	124,528

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		$85,000	87,550

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		95,000	92,150

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		90,000	91,800

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24		190,000	192,375

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26		4,000	3,881

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)		94,000	98,700

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		250,000	249,219

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		45,000	45,450

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		76,000	76,570

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		145,000	148,625

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		185,000	180,606

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25		60,000	58,500

Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		85,000	83,938

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25		157,000	154,253

			3,738,080
Communication services (3.5%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		200,000	198,000

Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)		200,000	196,000

Altice Luxembourg SA company guaranty sr. unsec. sub. notes Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	100,000	114,715

Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		$200,000	185,500

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		66,000	69,589

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		178,000	174,218

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		220,000	223,300

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		44,000	43,780

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/27		81,000	76,901

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		84,000	84,105

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23		11,000	10,698

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20		50,000	50,375

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25		200,000	211,500

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		189,000	188,764

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		67,000	66,749

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25		265,000	275,733

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		96,000	91,200

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		318,000	302,498

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		146,000	152,205

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23		235,000	260,850

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		400,000	358,500

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		127,000	113,189

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		35,000	26,228

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		91,000	76,106

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		156,000	150,930

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)		23,000	20,829

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		8,000	8,410

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		318,000	296,535

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		36,000	36,990

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)		400,000	390,500

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)		200,000	188,250

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		116,000	108,170

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18		64,000	66,000

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		523,000	533,460

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		175,000	180,906

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23		218,000	224,758

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		135,000	141,075

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		65,000	65,488

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		105,000	100,931

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		45,000	43,200

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)	EUR	365,000	475,059

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	257,000	356,156

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		$172,000	174,580

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		60,000	58,800

Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	100,000	143,144

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	100,000	138,276

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23		$209,000	119,653

			7,572,803
Consumer cyclicals (4.9%)

ADT Corp. (The) company guaranty sr. unsub. notes 4.125%, 6/15/23		83,000	78,020

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		45,000	44,213

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22		71,000	71,888

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		135,000	132,975

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		150,000	153,750

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22		198,000	202,208

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		109,000	114,995

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25		45,000	46,181

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		172,000	175,225

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		52,000	52,910

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		65,000	64,175

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20		76,000	75,810

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		105,000	107,174

Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	100,000	128,641

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		$365,000	353,138

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		160,000	153,389

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		276,000	299,846

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24		80,000	86,900

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		65,000	68,770

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		70,000	70,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20		99,000	100,797

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		65,000	65,975

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)	CAD	335,000	266,913

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)		$140,000	146,650

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	88,088

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		135,000	133,481

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		180,000	177,750

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)		166,000	130,933

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		80,000	80,400

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		25,000	24,063

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		323,000	352,070

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		184,000	189,980

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		45,000	47,700

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37		84,000	56,280

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		60,000	56,700

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		70,000	66,675

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)		198,000	198,000

Lennar Corp. 144A company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		80,000	82,800

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24		129,000	133,838

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		60,000	58,500

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	65,813

Masaria Investments SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)	EUR	100,000	123,100

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		$30,000	30,825

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		80,000	80,700

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26		120,000	123,150

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		175,000	188,344

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		193,000	193,000

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28		125,000	96,875

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75% (9.50%), 10/15/21(PIK)		81,705	51,678

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21		100,000	63,250

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		296,000	289,991

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		70,000	69,038

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		90,000	89,930

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		125,000	126,719

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		66,000	66,083

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		85,000	81,944

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		200,000	205,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		48,000	47,160

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		109,000	109,545

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		45,000	25,538

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		10,000	11,950

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		155,000	159,728

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		165,000	158,400

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		153,000	154,339

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		376,000	404,905

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		262,000	260,035

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5.125%, 2/15/27		80,000	74,200

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		105,000	108,019

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		157,000	147,776

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		155,000	153,450

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		195,000	189,881

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		95,000	96,900

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		15,000	15,488

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		30,000	30,750

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		151,000	152,888

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	9,410

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		100,000	95,250

Takko Luxembourg 2 SCA company guaranty sr. notes Ser. REGS, 5.375%, 11/15/23 (Luxembourg)	EUR	100,000	119,346

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		$111,000	112,632

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		107,000	108,471

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		241,000	246,423

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		30,000	30,150

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		87,000	84,825

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		90,000	90,000

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27		166,000	164,889

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		220,000	215,875

			10,461,464
Consumer staples (1.8%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		135,000	128,756

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		100,000	95,650

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		129,000	132,548

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24		298,000	319,510

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		301,000	313,416

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		104,000	92,040

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21		395,000	408,825

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		135,000	128,081

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	305,000	359,326

Europcar Groupe SA sr. notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	100,000	123,137

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		$98,000	56,840

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		266,000	275,975

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		260,000	261,297

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		70,000	68,971

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		115,000	114,569

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		115,000	114,281

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		65,000	62,563

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		130,000	128,863

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		32,000	31,720

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		110,000	108,350

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28		90,000	86,544

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24		259,000	159,609

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21		46,000	35,650

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		155,000	156,163

			3,762,684
Energy (7.1%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		360,000	374,850

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		40,000	40,800

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		150,000	152,625

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		67,000	72,360

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)		40,000	37,400

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20		90,000	88,538

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		60,000	47,100

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		269,000	281,441

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		100,000	99,250

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		20,000	18,025

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22		70,000	74,113

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27		43,000	41,065

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25		168,000	162,540

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		214,000	204,905

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		376,000	361,900

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		67,000	67,754

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		163,000	161,370

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25		110,000	108,900

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		25,000	21,063

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		115,000	117,875

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		140,000	142,170

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		50,000	49,438

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		120,000	119,400

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		50,000	49,625

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		265,000	252,081

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		86,000	78,905

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		47,000	43,710

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24		194,000	137,983

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25		70,000	46,725

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24		37,000	37,185

Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26		130,000	122,850

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9.25%, 4/23/19 (Russia)		217,000	230,059

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		129,000	126,743

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		166,000	169,320

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		105,000	98,963

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25		79,000	71,100

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656%, 6/7/22 (Russia)		430,000	472,463

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		7,000	5,775

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		110,000	91,850

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		90,000	87,300

Murray Energy Corp. 144A notes 11.25%, 4/15/21		157,000	58,875

Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/25		145,000	136,844

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		87,000	91,133

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		80,000	82,600

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		167,000	154,893

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		45,000	44,325

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		61,000	61,915

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		69,000	69,983

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		200,000	206,327

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		285,000	287,549

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		1,590,000	1,722,765

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)		392,000	399,840

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		270,000	317,345

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		989,000	1,043,395

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		132,000	140,745

Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.999%, 1/27/28 (Brazil)		667,000	659,496

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		688,000	184,900

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)		1,103,000	304,869

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		760,000	204,250

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		1,784,000	1,729,541

Petroleos Mexicanos 144A sr. unsec. bonds 6.35%, 2/12/48 (Mexico)		211,000	203,879

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26		95,000	89,775

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		191,000	194,820

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		69,000	69,887

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		76,000	71,820

SemGroup Corp. company guaranty sr. unsec. notes 6.375%, 3/15/25		36,000	34,380

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		43,000	43,806

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24		100,000	103,500

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)		80,000	76,700

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		20,000	2

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21		107,000	107,669

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23		31,000	30,690

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		98,000	98,000

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28		85,000	85,744

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27		80,000	79,700

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25		40,000	39,800

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28		300,000	286,125

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)		102,000	95,115

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26		60,000	60,900

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		87,000	85,043

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25		50,000	44,985

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24		80,000	73,000

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23		25,000	21,799

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26		70,000	70,525

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		39,000	43,680

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20		130,000	139,100

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		109,000	111,998

			15,231,551
Financials (4.0%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		150,000	150,000

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		338,000	412,360

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		85,000	87,576

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		72,000	95,760

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		50,000	52,500

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		80,000	86,008

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)		80,000	94,307

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		75,000	80,233

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		125,000	127,969

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		65,000	66,548

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		84,000	85,995

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20		83,000	81,755

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		174,000	173,130

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21		119,000	119,857

Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		250,000	316,875

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		80,000	77,824

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		202,000	207,050

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		75,000	80,415

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)		53,000	53,066

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21		220,000	227,700

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		75,000	76,313

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		75,000	76,313

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		68,000	69,360

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		195,000	195,488

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)		9,000	6,908

Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	209,500

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		45,000	45,113

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		45,000	43,538

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)		205,000	228,703

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		160,000	157,952

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		40,000	37,512

Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	100,000	140,303

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		$100,000	101,500

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		135,000	135,506

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		200,000	219,250

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		95,000	117,800

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		200,000	208,000

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 7.75%, 5/29/18 (Russia)		900,000	906,467

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)		250,000	265,313

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20		50,000	54,438

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		95,000	95,356

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)		120,000	116,850

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18		25,000	23,813

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)		65,000	65,244

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		114,000	114,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)		255,000	285,891

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)		698,000	701,762

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		700,000	747,250

VTB Bank PJSC via VTB Eurasia DAC 144A unsec. sub. FRN 9.50%, perpetual maturity (Russia)		300,000	330,000

			8,452,371
Health care (2.3%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		190,000	180,500

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		126,000	118,125

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		146,000	137,605

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		155,000	161,309

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25		34,000	33,150

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		135,000	136,688

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		116,000	106,865

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		328,000	189,830

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20		72,000	58,680

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)		120,000	8,400

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		200,000	151,000

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		158,000	118,895

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		130,000	131,690

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		222,000	232,823

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		205,000	198,081

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		74,000	81,308

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		150,000	151,688

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		149,000	168,370

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		132,000	100,980

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		105,000	103,688

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		25,000	23,313

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		245,000	238,875

Service Corp. International sr. unsec. notes 4.625%, 12/15/27		35,000	33,775

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		478,000	496,666

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		90,000	90,675

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		164,000	169,535

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		63,000	65,678

Teva Pharmaceutical Finance Netherlands III BV 144A company guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)		200,000	194,000

Unilabs Subholding AB company guaranty sr. unsec. notes Ser. REGS, 5.75%, 5/15/25 (Sweden)	EUR	100,000	123,348

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$35,000	34,073

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		110,000	109,582

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		90,000	89,438

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		233,000	201,079

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		289,000	255,040

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23		80,000	70,000

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		130,000	135,525

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		45,000	46,463

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		60,000	60,225

			5,006,965
Technology (1.3%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		546,000	—

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		503,000	537,943

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23		56,000	58,783

First Data Corp. 144A notes 5.75%, 1/15/24		214,000	215,338

First Data Corp. 144A sr. notes 5.375%, 8/15/23		150,000	152,625

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		226,000	223,175

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		264,000	266,743

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		188,000	191,290

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		51,000	52,020

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		50,000	47,063

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		170,000	157,675

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24		71,000	73,396

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		236,000	262,550

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		107,000	106,866

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		210,000	208,950

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		145,000	144,681

			2,699,098
Transportation (0.1%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		175,000	179,375

			179,375
Utilities and power (0.9%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		280,000	289,800

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		85,000	86,275

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23		50,000	50,910

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		131,000	133,293

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		247,000	226,005

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		65,000	62,725

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		40,000	40,400

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		290,000	316,980

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		132,000	142,395

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		60,000	66,225

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24		91,000	93,958

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27		50,000	50,125

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)		195,000	156,975

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		80,000	84,600

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		148,000	151,330

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28		45,000	44,100

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20		119,000	893

			1,996,989

Total corporate bonds and notes (cost $68,010,466)			$66,761,875

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.0%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)		$280,000	$278,250

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		160,000	158,800

Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		165,000	176,055

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		1,233,000	1,257,044

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)	BRL	2,630	851,079

Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		$200,000	207,856

Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 26.742%, 5/31/22 (Argentina)	ARS	6,180,000	319,237

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$390,000	405,319

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		1,075,000	1,187,628

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		230,000	256,312

Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		260,000	277,290

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		260,000	305,825

Ecuador (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.95%, 6/20/24 (Ecuador)		200,000	199,000

Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 8.50%, 1/31/47 (Egypt)		200,000	223,250

Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		200,000	206,900

Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%, 2/21/23 (Egypt)		390,000	395,602

El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		250,000	245,073

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	832,000	1,067,069

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	16,000	16,929

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	62,000	67,798

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	63,000	69,549

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	167,000	185,142

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	1,108,933	1,259,462

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	633,267	727,932

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	546,533	635,125

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	106,000	124,385

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	500,000	598,048

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	604,753	725,426

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	690,192	849,365

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		$300,000	313,125

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		575,000	695,750

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)		300,000	348,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	223,469

Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		515,000	489,736

Ivory Coast (Republic of) 144A sr. unsec. notes 5.25%, 3/22/30 (Ivory Coast)	EUR	245,000	301,373

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		$235,000	242,276

Russia (Federation of) 144A sr. unsec. notes 4.375%, 3/21/29 (Russia)		200,000	197,436

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)		354,000	589,410

United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		220,000	225,306

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		265,000	80,825

Total foreign government and agency bonds and notes (cost $15,668,403)			$16,983,456

PURCHASED SWAP OPTIONS OUTSTANDING (2.1%)(a)

Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$49,739,000	$412,834

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		22,382,600	177,046

2.813/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.813		12,435,400	83,193

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		22,382,600	68,938

2.743/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.743		12,435,400	45,887

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		49,739,000	2,487

Barclays Bank PLC

2.765/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.765		30,454,000	14,313

2.736/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.736		30,454,000	7,918

2.359/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.359		30,454,000	914

2.34/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.34		30,454,000	305

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		2,188,500	211,453

2.71/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.71		14,061,000	50,057

(2.90)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.90		14,061,000	36,559

2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47		19,895,600	14,325

(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.091	EUR	3,410,000	294

Goldman Sachs International

1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	2,455,000	213,998

2.8435/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.8435		$31,751,500	210,512

(2.7575)/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		2,557,500	160,688

1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	6,309,000	137,818

2.7575/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		$2,557,500	127,133

2.82/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.82		7,030,500	38,035

(2.79375)/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.79375		30,454,000	29,540

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		4,178,100	21,935

2.75/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.75		7,030,500	15,748

(2.9915)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9915		31,751,500	1,588

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		18,105,000	905

JPMorgan Chase Bank N.A.

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		49,739,000	419,301

1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	2,489,000	242,710

1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	6,240,000	210,915

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		$22,382,600	178,613

(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	160,662

(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	157,056

2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	130,074

2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	127,005

2.852/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.852		14,061,000	120,503

2.80/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.80		14,922,500	97,593

2.787/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.787		14,061,000	71,289

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		22,382,600	68,043

2.735/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.735		14,922,500	58,347

(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68		19,895,600	37,603

0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	17,050,000	5,263

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$49,739,000	2,487

Morgan Stanley & Co. International PLC

(2.49275)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.49275		19,895,600	80,378

2.833/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.833		11,717,500	66,438

(2.61575)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.61575		19,895,600	54,116

(2.8375)/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.8375		20,302,600	28,424

2.763/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.763		11,717,500	24,372

(0.442)/6 month EUR-EURIBOR-Reuters/Apr-23	Apr-18/0.442	EUR	13,196,700	4,547

2.355/3 month USD-LIBOR-BBA/May-19	May-18/2.355		$19,895,600	3,382

1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125		29,843,400	30

Wells Fargo Bank, N.A.

2.7075/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.7075		15,227,000	29,693

Total purchased swap options outstanding (cost $4,031,083)				$4,463,267

SENIOR LOANS (1.5%)(a)(c)
	Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.772%, 7/2/22	$77,892	$61,859

Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.802%, 4/21/24	63,924	64,083

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.536%, 12/15/24	199,500	200,872

BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.958%, 4/3/24	54,725	54,953

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.572%, 11/17/22	120,000	121,875

Casella Waste Systems, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.308%, 10/17/23	271,827	272,846

CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 8.627%, 3/30/25	53,000	53,751

Chesapeake Energy Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.50%), 9.444%, 8/23/21	140,000	148,444

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.593%, 5/5/24	33,146	33,436

First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 4.122%, 4/26/24	91,342	91,475

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.877%, 10/25/23	147,165	135,637

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.627%, 4/16/21	144,003	144,123

Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.052%, 3/31/24	57,325	57,619

Getty Images, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.802%, 10/18/19	40,743	38,995

iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 9.052%, 1/30/19 (In default)(NON)	319,000	253,655

KCA Deutag US Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 7.654%, 5/16/20	108,501	106,874

Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.023%, 11/1/24	80,000	82,867

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.21%, 11/6/24	265,000	266,656

Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.941%, 10/25/20	137,242	118,286

Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.267%, 2/26/25	85,000	85,000

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.787%, 11/3/23	69,825	69,552

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.377%, 9/7/23	226,252	178,676

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/15/26	75,000	75,000

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/15/25	80,000	80,600

Solenis International LP bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 8.734%, 7/31/22	31,000	29,347

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.377%, 3/19/21	59,964	58,166

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 6.377%, 3/19/20	96,662	95,453

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/16/25 (United Kingdom)	205,000	204,551

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.50%), 4.94%, 4/1/22	39,748	40,150

Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.877%, 7/24/24	60,000	60,600

Total senior loans (cost $3,381,757)		$3,285,401

CONVERTIBLE BONDS AND NOTES (1.1%)(a)
	Principal amount	Value

Basic materials (—%)

Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)	$19,000	$19,557

Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23	20,000	19,796

		39,353
Capital goods (0.1%)

Aerojet Rocketdyne Holdings, Inc. cv. sr. unsec. sub. notes 2.25%, 12/15/23	21,000	26,615

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	27,000	34,206

Greenbrier Cos., Inc. (The) cv. sr. unsec. notes 2.875%, 2/1/24	21,000	23,993

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	16,000	13,114

II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22	12,000	13,224

Kaman Corp. 144A cv. sr. unsec. notes 3.25%, 5/1/24	24,000	27,227

		138,379
Communication services (—%)

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	62,000	59,718

RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/23	9,000	9,022

		68,740
Consumer cyclicals (0.2%)

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44	26,000	30,658

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46	41,000	45,420

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	44,000	50,455

Liberty Media Corp. cv. sr. unsec. unsub. bonds 2.25%, 9/30/46	20,000	20,813

Live Nation Entertainment, Inc. cv. sr. unsec. bonds 2.50%, 5/15/19	19,000	24,479

Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 2.50%, 3/15/23	14,000	14,094

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23	20,000	17,750

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19	12,000	12,330

Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21	10,000	12,481

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 0.35%, 6/15/20	36,000	57,797

Square, Inc. cv. sr. unsec. unsub. notes 0.375%, 3/1/22	15,000	32,811

		319,088
Consumer staples (0.1%)

Chegg, Inc. 144A cv. sr. unsec. notes 0.25%, 5/15/23	9,000	9,000

IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22	29,000	34,667

Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47	42,000	40,567

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20	21,000	23,040

Wayfair, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 9/1/22	15,000	14,243

		121,517
Energy (0.1%)

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $24,845) (Cayman Islands)(RES)	35,887	46,115

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26	28,000	24,111

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	14,000	14,458

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20	34,000	32,002

		116,686
Financials (—%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	14,000	13,749

Heritage Insurance Holdings, Inc. 144A cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37	12,000	14,225

IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	29,000	32,327

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)	18,000	19,373

		79,674
Health care (0.1%)

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	26,000	24,408

Clovis Oncology, Inc. cv. sr. unsec. notes 2.50%, 9/15/21	19,000	22,004

Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22	27,000	26,739

Insmed, Inc. cv. sr. unsec. sub. notes 1.75%, 1/15/25	15,000	13,188

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)	56,000	58,520

Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22	34,000	39,107

Neurocrine Biosciences, Inc. 144A cv. sr. unsec. notes 2.25%, 5/15/24	12,000	15,719

Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21	13,000	14,950

Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	26,000	23,693

Supernus Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.625%, 4/1/23	16,000	16,982

Teladoc, Inc. 144A cv. sr. unsec. notes 3.00%, 12/15/22	15,000	17,724

Wright Medical Group, Inc. cv. sr. unsec. notes 2.00%, 2/15/20	21,000	20,816

		293,850
Technology (0.5%)

Akamai Technologies, Inc. cv. sr. unsec. bonds zero %, 2/15/19	13,000	13,333

Apptio, Inc. 144A cv. sr. unsec. notes 0.875%, 4/1/23	12,000	11,784

Carbonite, Inc. 144A cv. sr. unsec. unsub. notes 2.50%, 4/1/22	11,000	14,321

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19	10,000	13,164

Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23	21,000	25,391

Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22	23,000	32,090

Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22	18,000	22,543

Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36	25,000	22,460

HubSpot, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/22	19,000	24,477

Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21 (acquired 8/14/17, cost $22,091)(RES)	22,000	20,673

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22	24,000	27,036

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39	24,000	60,105

j2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	28,000	35,606

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18	4,000	10,842

Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	84,000	99,307

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43	36,000	64,419

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33	6,000	28,483

Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24	22,000	27,232

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41	11,000	66,758

Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23	18,000	21,614

Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23	19,000	20,793

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20	36,000	51,378

OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22	29,000	26,318

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20	23,000	33,571

RealPage, Inc. 144A cv. sr. unsec. notes 1.50%, 11/15/22	28,000	38,063

Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19	18,000	36,398

salesforce.com, Inc. cv. sr. unsec. unsub. notes 0.25%, 4/1/18	24,000	42,010

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 11/1/18	12,000	26,788

ServiceNow, Inc. 144A cv. sr. unsec. unsub. notes zero %, 6/1/22	9,000	11,922

Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23	24,000	36,593

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20	12,000	19,943

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	19,000	17,767

Western Digital Corp. 144A cv. company guaranty sr. unsec. notes 1.50%, 2/1/24	12,000	12,979

Workday, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/22	21,000	22,839

		1,039,000
Transportation (—%)

Air Transport Services Group, Inc. 144A cv. sr. unsec. notes 1.125%, 10/15/24	25,000	25,128

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19	15,000	13,725

		38,853

Total convertible bonds and notes (cost $2,056,064)		$2,255,140

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	May-18/$96.81	$16,000,000	$16,000,000	$146,704

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.45	11,000,000	11,000,000	123,024

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.44	11,000,000	11,000,000	123,849

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.35	11,000,000	11,000,000	133,034

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/97.25	11,000,000	11,000,000	51,414

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/97.13	11,000,000	11,000,000	45,782

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/97.00	11,000,000	11,000,000	40,645

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Apr-18/92.99	3,000,000	3,000,000	38,859

Total purchased options outstanding (cost $680,391)				$703,311

COMMON STOCKS (0.3%)(a)
			Shares	Value

Avaya Holdings Corp.(NON)			19,764	$442,715

Caesars Entertainment Corp.(NON)			2,065	23,231

CHC Group, LLC (acquired 3/23/17, cost $10,107) (Cayman Islands)(NON)(RES)			697	5,228

Halcon Resources Corp.(NON)			11,413	55,581

Milagro Oil & Gas, Inc. (Units)(F)			98	7,938

Nine Point Energy			648	8,916

SandRidge Energy, Inc.(NON)			3,221	46,737

Tervita Corp. Class A (Canada)			191	1,408

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			10,369	5,392

Tribune Media Co. Class 1C(F)			55,356	2,768

Total common stocks (cost $613,606)				$599,914

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP			6,980	$181,340

Total preferred stocks (cost $175,813)				$181,340

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

Nine Point Energy 6.75% cv. pfd.			13	$14,345

Total convertible preferred stocks (cost $13,000)				$14,345

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	3,100	$1,581

Total warrants (cost $—)				$1,581

SHORT-TERM INVESTMENTS (16.2%)(a)
			Principal amount/shares	Value

Argentina (Republic of) Central bank letters with effective yields ranging from 4.580% to 6.344%, 8/15/18		ARS	14,912,000	$676,183

Argentina (Republic of) Treasury bills with effective yields ranging from 11.200% to 12.378%, 9/19/18		ARS	21,280,000	938,865

Putnam Short Term Investment Fund 1.82%(AFF)		Shares	16,879,051	16,879,051

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58%(P)		Shares	441,000	441,000

U.S. Treasury Bills 1.735%, 7/12/18(SEG)(SEGSF)(SEGCCS)			$1,541,000	1,533,474

U.S. Treasury Bills 1.640%, 7/5/18(SEGCCS)			796,000	792,445

U.S. Treasury Bills 1.540%, 5/17/18(SEGCCS)			506,000	504,962

U.S. Treasury Bills 1.523%, 6/21/18(SEGSF)(SEGCCS)			1,391,000	1,385,772

U.S. Treasury Bills 1.508%, 6/14/18(SEG)(SEGSF)(SEGCCS)			5,635,000	5,616,056

U.S. Treasury Bills 1.498%, 6/7/18(SEG)(SEGCCS)			525,000	523,401

U.S. Treasury Bills 1.450%, 5/10/18(SEGSF)(SEGCCS)			2,038,000	2,034,499

U.S. Treasury Bills 1.428%, 4/19/18(SEG)(SEGSF)(SEGCCS)			1,648,000	1,646,729

U.S. Treasury Bills 1.408%, 4/12/18(SEGSF)(SEGCCS)			384,000	383,826

U.S. Treasury Bills 1.403%, 4/5/18(SEGSF)			1,144,000	1,143,845

Total short-term investments (cost $34,671,832)				$34,500,108

TOTAL INVESTMENTS

Total investments (cost $286,780,385)				$289,568,949

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $160,070,530) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$2,050,817	$2,129,991	$(79,174)
	British Pound	Buy	6/20/18	741,468	736,109	5,359
	Canadian Dollar	Buy	4/18/18	14,908	14,936	(28)
	Canadian Dollar	Sell	4/18/18	14,907	14,915	8
	Euro	Sell	6/20/18	370,243	357,523	(12,720)
	Mexican Peso	Buy	4/11/18	1,179,891	1,136,720	43,171
	Mexican Peso	Sell	4/11/18	1,179,891	1,134,304	(45,587)
	New Zealand Dollar	Buy	4/18/18	1,066,978	1,090,323	(23,345)
	New Zealand Dollar	Sell	4/18/18	1,076,228	1,088,881	12,653
	Norwegian Krone	Buy	6/20/18	128,020	148,508	(20,488)
	Russian Ruble	Buy	6/20/18	1,029,064	1,048,928	(19,864)
	Russian Ruble	Sell	6/20/18	1,029,064	1,031,586	2,522
	Swedish Krona	Sell	6/20/18	2,118,026	2,145,381	27,355
Barclays Bank PLC
	Australian Dollar	Buy	4/18/18	2,000,972	2,046,025	(45,053)
	British Pound	Sell	6/20/18	196,204	123,140	(73,064)
	Canadian Dollar	Sell	4/18/18	2,163,993	2,127,629	(36,364)
	Euro	Buy	6/20/18	718,089	699,538	18,551
	Japanese Yen	Sell	5/16/18	213,430	208,149	(5,281)
	Swedish Krona	Sell	6/20/18	353,193	343,391	(9,802)
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	1,084,547	1,164,207	(79,660)
	Brazilian Real	Buy	4/3/18	2,442,593	2,440,423	2,170
	Brazilian Real	Sell	4/3/18	2,442,593	2,414,118	(28,475)
	Brazilian Real	Buy	7/3/18	1,027,496	1,043,806	(16,310)
	Brazilian Real	Sell	7/3/18	1,027,496	1,042,883	15,387
	British Pound	Buy	6/20/18	688,123	697,369	(9,246)
	Canadian Dollar	Buy	4/18/18	1,144,693	1,146,000	(1,307)
	Canadian Dollar	Sell	4/18/18	1,144,693	1,180,654	35,961
	Euro	Buy	6/20/18	1,567,841	1,552,456	15,385
	Japanese Yen	Sell	5/16/18	1,068,613	1,072,719	4,106
	New Zealand Dollar	Buy	4/18/18	32,160	18,498	13,662
	Swedish Krona	Sell	6/20/18	2,097,055	2,124,290	27,235
Credit Suisse International
	Australian Dollar	Buy	4/18/18	1,047,835	1,074,721	(26,886)
	British Pound	Sell	6/20/18	1,061,954	1,004,310	(57,644)
	Euro	Buy	6/20/18	1,088,208	1,081,579	6,629
	Japanese Yen	Sell	5/16/18	1,088,936	1,053,234	(35,702)
	New Zealand Dollar	Buy	4/18/18	1,065,315	1,067,377	(2,062)
	New Zealand Dollar	Sell	4/18/18	1,065,315	1,072,044	6,729
	Swedish Krona	Sell	6/20/18	2,774,931	2,810,758	35,827
Goldman Sachs International
	Australian Dollar	Buy	4/18/18	2,946,811	3,056,805	(109,994)
	Brazilian Real	Buy	4/3/18	2,612,034	2,605,249	6,785
	Brazilian Real	Sell	4/3/18	2,612,034	2,577,070	(34,964)
	Brazilian Real	Sell	7/3/18	894,224	884,712	(9,512)
	British Pound	Sell	6/20/18	2,190,059	2,145,553	(44,506)
	Canadian Dollar	Buy	4/18/18	3,200,918	3,200,484	434
	Canadian Dollar	Sell	4/18/18	3,200,918	3,211,806	10,888
	Chinese Yuan (offshore)	Buy	5/16/18	1,059,693	1,062,581	(2,888)
	Euro	Buy	6/20/18	8,236,550	8,190,601	45,949
	Japanese Yen	Buy	5/16/18	1,961,273	2,002,253	(40,980)
	Mexican Peso	Buy	4/11/18	5,148,407	4,821,005	327,402
	Mexican Peso	Sell	4/11/18	5,148,407	4,887,134	(261,273)
	Mexican Peso	Buy	4/18/18	1,806	1,789	17
	Mexican Peso	Sell	4/18/18	1,806	1,675	(131)
	New Zealand Dollar	Sell	4/18/18	2,141,182	2,072,859	(68,323)
	Norwegian Krone	Buy	6/20/18	2,656,886	2,678,725	(21,839)
	South African Rand	Buy	4/18/18	148,415	139,108	9,307
	Swedish Krona	Sell	6/20/18	2,442,781	2,466,293	23,512
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/18/18	1,061,046	1,059,431	1,615
	British Pound	Sell	6/20/18	1,079,125	1,057,559	(21,566)
	Canadian Dollar	Buy	4/18/18	1,037,313	1,084,211	(46,898)
	Canadian Dollar	Sell	4/18/18	1,037,313	1,052,321	15,008
	Euro	Buy	6/20/18	3,551,340	3,530,337	21,003
	Mexican Peso	Buy	4/18/18	275,968	252,357	23,611
	New Zealand Dollar	Buy	4/18/18	1,061,702	1,067,505	(5,803)
	New Zealand Dollar	Sell	4/18/18	1,061,702	1,067,721	6,019
	Swedish Krona	Sell	6/20/18	1,056,857	1,070,509	13,652
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/18/18	3,038,208	3,122,305	(84,097)
	British Pound	Sell	6/20/18	1,140,210	1,117,435	(22,775)
	Canadian Dollar	Buy	4/18/18	2,356,160	2,405,808	(49,648)
	Canadian Dollar	Sell	4/18/18	2,356,160	2,329,391	(26,769)
	Euro	Buy	6/20/18	192,423	191,341	1,082
	Japanese Yen	Sell	5/16/18	993,211	969,286	(23,925)
	Mexican Peso	Buy	4/11/18	626,851	601,732	25,119
	Mexican Peso	Sell	4/11/18	626,851	598,809	(28,042)
	New Zealand Dollar	Sell	4/18/18	1,291,372	1,277,453	(13,919)
	Norwegian Krone	Buy	6/20/18	1,055,875	1,071,509	(15,634)
	Russian Ruble	Buy	6/20/18	1,029,062	1,049,880	(20,818)
	Russian Ruble	Sell	6/20/18	1,029,064	1,028,776	(288)
	Swedish Krona	Sell	6/20/18	811,586	793,026	(18,560)
	Swiss Franc	Buy	6/20/18	270,473	275,177	(4,704)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/18/18	3,211,785	3,311,702	(99,917)
	Canadian Dollar	Buy	4/18/18	1,037,391	1,039,669	(2,278)
	Canadian Dollar	Sell	4/18/18	1,037,391	1,071,291	33,900
	Euro	Buy	6/20/18	2,138,922	2,124,033	14,889
	Japanese Yen	Sell	5/16/18	829,018	810,515	(18,503)
	New Zealand Dollar	Sell	4/18/18	1,127,105	1,120,717	(6,388)
	Swedish Krona	Sell	6/20/18	2,030,845	2,055,707	24,862
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	3,403,411	3,475,869	(72,458)
	British Pound	Sell	6/20/18	2,025,101	1,983,544	(41,557)
	Canadian Dollar	Sell	4/18/18	1,282,510	1,267,435	(15,075)
	Euro	Buy	6/20/18	953,203	927,258	25,945
	Japanese Yen	Buy	5/16/18	1,002,804	1,037,698	(34,894)
	New Zealand Dollar	Sell	4/18/18	264,865	259,891	(4,974)
	Norwegian Krone	Buy	6/20/18	1,069,890	1,069,853	37
	Swedish Krona	Sell	6/20/18	2,922,048	2,966,476	44,428
UBS AG
	Australian Dollar	Buy	4/18/18	3,202,876	3,262,535	(59,659)
	British Pound	Sell	6/20/18	1,273,641	1,247,767	(25,874)
	Canadian Dollar	Buy	4/18/18	1,075,824	1,109,447	(33,623)
	Canadian Dollar	Sell	4/18/18	1,075,824	1,076,381	557
	Euro	Buy	6/20/18	3,310,533	3,285,961	24,572
	Japanese Yen	Buy	5/16/18	3,125	52,924	(49,799)
	New Zealand Dollar	Sell	4/18/18	2,749,542	2,695,634	(53,908)
	Norwegian Krone	Buy	6/20/18	1,055,875	1,071,532	(15,657)
	Swedish Krona	Buy	6/20/18	544,683	568,453	(23,770)
WestPac Banking Corp.
	Australian Dollar	Buy	4/18/18	2,114,411	2,144,831	(30,420)
	Canadian Dollar	Buy	4/18/18	69,957	71,573	(1,616)
	Canadian Dollar	Sell	4/18/18	69,957	71,939	1,982
	Euro	Buy	6/20/18	2,135,209	2,122,891	12,318

Unrealized appreciation						987,603

Unrealized (depreciation)						(2,196,288)

Total						$(1,208,685)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Euro-Bund 10 yr (Short)	21	$4,119,584	$4,119,582	Jun-18	$(76,807)
Euro-OAT 10 yr (Short)	6	1,141,292	1,141,291	Jun-18	(23,348)
U.S. Treasury Note 2 yr (Short)	110	23,387,031	23,387,031	Jun-18	8,375
U.S. Treasury Note Ultra 10 yr (Long)	23	2,986,766	2,986,766	Jun-18	35,532

Unrealized appreciation					43,907

Unrealized (depreciation)					(100,155)

Total					$(56,248)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/18 (premiums $4,121,676) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/Contract amount	Value

Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		$22,382,600	$7,386
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		49,739,000	22,880
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		22,382,600	115,270
(2.883)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.883		12,435,400	135,048
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		49,739,000	433,724

Barclays Bank PLC
(2.538)/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.538		30,454,000	4,568
(2.5625)/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.5625		30,454,000	11,268
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		21,287,000	77,059

Citibank, N.A.
1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	5,422,000	200
(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325		$19,895,600	18,105
2.805/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.805		7,030,500	38,738
(2.805)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.805		7,030,500	50,760
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		21,287,000	105,158
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		9,947,800	309,774

Goldman Sachs International
2.9175/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9175		15,875,700	4,604
3.01375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/3.01375		30,454,000	8,832
2.90375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.90375		30,454,000	17,054
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		39,791,200	23,079
(2.89)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.89		7,030,500	71,711
2.036/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	1,705,000	139,574
(2.036)/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	1,705,000	143,812
(2.9175)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9175		$15,875,700	194,636
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	3,410,000	281,624
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	3,410,000	283,177
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	6,820,000	386,374

JPMorgan Chase Bank N.A.
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$22,382,600	6,939
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		49,739,000	22,383
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	3,751,000	87,992
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$22,382,600	117,509
(2.865)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.865		14,922,500	150,866
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		39,791,200	153,992
(2.917)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.917		14,061,000	183,074
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		49,739,000	439,195
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	6,820,000	452,648

Morgan Stanley & Co. International PLC
(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01		$29,843,400	30
(2.71375)/3 month USD-LIBOR-BBA/May-19	May-18/2.71375		19,895,600	10,744
2.646/3 month USD-LIBOR-BBA/May-20	May-18/2.646		20,302,600	23,957
2.41625/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.41625		19,895,600	70,629
2.315/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.315		19,895,600	105,845
2.5625/3 month USD-LIBOR-BBA/Apr-23	Apr-18/2.5625		17,050,000	127,534
(2.903)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.903		11,717,500	128,424

Wells Fargo Bank, N.A.
3.1075/3 month USD-LIBOR-BBA/Apr-28	Apr-18/3.1075		15,227,000	914

Total				$4,967,090

WRITTEN OPTIONS OUTSTANDING at 3/31/18 (premiums $677,383) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/$97.42	$11,000,000	$11,000,000	$33,165
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.41	11,000,000	11,000,000	33,682
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.32	11,000,000	11,000,000	40,282
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.93	11,000,000	11,000,000	73,722
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.93	11,000,000	11,000,000	73,722
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.84	11,000,000	11,000,000	82,808
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.81	16,000,000	16,000,000	49,216
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.39	11,000,000	11,000,000	21,978
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.27	11,000,000	11,000,000	19,261
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.14	11,000,000	11,000,000	16,863
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/95.53	11,000,000	11,000,000	8,580
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/95.41	11,000,000	11,000,000	7,414
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/95.28	11,000,000	11,000,000	6,380
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Apr-18/92.99	3,000,000	3,000,000	441

Total				$467,514

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/ strike	Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$4,973,900	$(99,478)	$59,687
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	4,973,900	(194,479)	4,924
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	2,984,300	(105,197)	(25,546)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	2,984,300	(320,215)	(32,201)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	4,973,900	(194,479)	(46,257)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	2,984,300	(320,215)	(65,326)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	2,984,300	(105,197)	(70,788)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	4,973,900	(99,478)	(74,807)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	2,984,300	269,632	163,240
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	4,973,900	191,246	129,421
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	2,984,300	269,632	85,799
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	4,973,900	191,246	(55,608)

Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	4,973,900	(99,478)	59,339
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	2,984,300	(41,631)	(2,089)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	2,984,300	(41,631)	(31,425)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	4,973,900	(99,478)	(74,708)

Citibank, N.A.
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	725,000	(13,449)	8,069
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	4,973,900	(194,479)	4,128
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	725,000	(93,344)	3,495
2.635/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-18/2.635	15,875,800	(35,522)	(4,128)
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	725,000	(13,449)	(7,120)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	725,000	(93,344)	(15,464)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	4,973,900	(194,479)	(45,611)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	4,973,900	191,495	128,824
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	725,000	58,000	22,185
2.935/3 month USD-LIBOR-BBA/Apr-28 (Written)	Apr-18/2.935	15,875,800	30,164	(2,064)
2.7825/3 month USD-LIBOR-BBA/Apr-28 (Written)	Apr-18/2.7825	21,167,700	57,153	(2,540)
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	725,000	58,000	(11,484)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	4,973,900	190,500	(54,166)

Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	1,208,400	(42,898)	18,634
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	1,208,400	(30,814)	11,782
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,208,400	(96,853)	2,078
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,208,400	(83,742)	387
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	596,900	(75,359)	(5,480)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	596,900	(75,359)	(9,521)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,208,400	(109,964)	(12,700)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,208,400	(96,853)	(13,727)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	1,208,400	(42,898)	(21,147)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	1,208,400	(58,003)	(23,153)
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	1,208,400	99,210	34,210
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	1,208,400	72,323	31,467
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	1,208,400	50,994	(14,235)
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	1,208,400	72,323	(23,721)

JPMorgan Chase Bank N.A.
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	725,000	(9,643)	7,105
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	725,000	(77,793)	3,930
(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	1,208,400	(74,921)	3,806
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	1,208,400	(14,501)	24
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,208,400	(69,846)	(1,051)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	725,000	(17,763)	(8,954)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,208,400	(125,674)	(9,305)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	725,000	(112,085)	(19,800)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	2,984,300	(416,683)	(88,485)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	2,984,300	(416,683)	(89,289)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	2,984,300	283,359	144,321
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	2,984,300	283,359	113,195
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	725,000	79,823	29,566
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	1,208,400	131,716	5,063
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	1,208,400	19,939	(6,719)
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	725,000	40,673	(10,708)

Morgan Stanley & Co. International PLC
(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	725,000	(18,125)	8,062
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	725,000	(111,070)	682
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	725,000	(9,498)	(4,843)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	725,000	(78,010)	(11,223)
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	725,000	40,310	14,355
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	725,000	79,460	(8,874)

Unrealized appreciation				1,097,778

Unrealized (depreciation)				(1,004,267)

Total				$93,511

TBA SALE COMMITMENTS OUTSTANDING at 3/31/18 (proceeds receivable $35,943,047) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 4/1/48	$3,000,000	4/12/18	$3,141,094
Federal National Mortgage Association, 3.50%, 4/1/48	22,000,000	4/12/18	22,046,407
Federal National Mortgage Association, 3.00%, 4/1/48	8,000,000	4/12/18	7,803,125
Government National Mortgage Association, 4.00%, 4/1/48	3,000,000	4/19/18	3,083,906

Total			$36,074,532

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

JPMorgan Chase Bank N.A.
MYR	3,250,000	$3,168	$—	12/12/22	3.925% — Quarterly	3 month MYR-KLIBOR-BNM — Quarterly	$(3,275)

Upfront premium received			—		Unrealized appreciation		—

Upfront premium (paid)			—		Unrealized (depreciation)		(3,275)

		Total	$—			Total	$(3,275)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$3,816,000	$16,237	(E)	$(28)	10/27/27	3 month USD-LIBOR-BBA — Quarterly	2.74875% — Semiannually	$(16,265)
		16,709,000	57,412		(158)	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	58,776
		3,261,000	34,443	(E)	(37)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	34,406
		3,599,000	50,256	(E)	(28,098)	6/20/28	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	22,158
		1,031,100	11,310	(E)	(15)	4/9/28	2.903% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,325)
		3,819,000	30,560	(E)	(43)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	30,517
		61,364,000	214,774	(E)	21,224	6/20/23	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(193,550)
		3,573,300	40,171	(E)	(51)	4/17/28	2.9075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(40,222)
		1,124,900	13,551	(E)	(16)	4/19/28	2.917% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,566)
		596,900	7,507	(E)	(8)	4/19/28	2.923% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,516)
		21,343,000	203,954	(E)	186,911	6/20/28	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,043)
		696,400	5,121	(E)	(10)	4/19/28	3 month USD-LIBOR-BBA — Quarterly	2.864% — Semiannually	5,111
		187,307,100	88,034	(E)	(84,827)	6/20/20	2.605% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,208
		2,951,700	12,456	(E)	(6,288)	6/20/48	3 month USD-LIBOR-BBA — Quarterly	2.85% — Semiannually	6,169
		61,840,100	63,077	(E)	43,761	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(19,316)
		10,583,800	423	(E)	(140)	4/9/28	2.7825% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(564)
		6,191,600	495	(E)	(88)	5/2/28	2.785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	408
	AUD	4,194,000	5,218		(13)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(1,409)
	AUD	4,194,000	1,643		(13)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(4,647)
	AUD	4,857,000	37,901	(E)	(42)	3/7/28	3.395% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(37,943)
	AUD	29,747,000	43,638	(E)	(167,088)	6/20/23	2.50% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(123,451)
	AUD	66,000	52	(E)	(744)	6/20/28	2.85% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(796)
	BRL	7,491,718	133,544		(21)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	132,522
	BRL	3,764,120	123,648		(10)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	123,199
	BRL	14,561,702	139,113		(18)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(137,430)
	BRL	3,805,921	73,249		(15)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(72,841)
	BRL	6,343,440	58,469		(20)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	58,449
	BRL	16,899,278	45,454		(1)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(43,812)
	BRL	5,203,324	72,231		(18)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	72,214
	BRL	14,762,742	39,484		(18)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(38,220)
	CAD	4,114,000	48,377		(13)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(41,773)
	CAD	4,114,000	44,162		(13)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(37,356)
	CAD	15,668,000	19,336	(E)	27,748	6/20/23	3 month CAD-BA-CDOR — Semiannually	2.45% — Semiannually	47,086
	CAD	2,575,000	21,086	(E)	(7,925)	6/20/28	3 month CAD-BA-CDOR — Semiannually	2.65% — Semiannually	13,161
	CHF	7,668,000	6,738		(18)	9/29/19	—	0.528% plus 6 month CHF-LIBOR-BBA — Semiannually	13,977
	CHF	7,668,000	6,962		(18)	10/2/19	—	0.526% plus 6 month CHF-LIBOR-BBA — Semiannually	(12,116)
	CHF	15,975,000	12,867		(37)	10/6/19	—	0.53% plus 6 month CHF-LIBOR-BBA — Semiannually	(23,026)
	CHF	16,009,000	25,454		(63)	1/25/20	—	0.455% plus 6 month CHF-LIBOR-BBA — Semiannually	(31,366)
	CHF	6,336,000	22,335	(E)	(8,960)	6/20/23	6 month CHF-LIBOR-BBA — Semiannually	0.05% — Annually	13,375
	CHF	8,754,000	46,426	(E)	125,592	6/20/28	6 month CHF-LIBOR-BBA — Semiannually	0.40% — Annually	79,166
	EUR	3,103,000	4,009	(E)	(12)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(4,021)
	EUR	3,103,000	4,811	(E)	(12)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(4,823)
	EUR	9,970,000	859		(88)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(35,172)
	EUR	2,872,000	16,468	(E)	(24)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(16,492)
	EUR	5,039,000	13,641		(50)	1/24/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.378% — Annually	21,174
	EUR	1,294,000	5,222		(21)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(8,968)
	EUR	6,256,000	6,466		(29)	1/24/20	—	0.14% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(8,465)
	EUR	6,293,000	8,440		(30)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(10,485)
	EUR	5,063,000	32,395		(51)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419% — Annually	39,965
	EUR	1,297,000	8,538		(21)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(12,022)
	EUR	13,299,000	119,619		(154)	3/21/23	0.503% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(123,431)
	EUR	2,609,000	37,399	(E)	(36)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(37,435)
	EUR	29,054,000	223,077	(E)	(112,040)	6/20/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.55% — Annually	111,037
	EUR	32,252,000	550,821	(E)	(132,337)	6/20/28	6 month EUR-EURIBOR-REUTERS — Semiannually	1.15% — Annually	418,482
	GBP	1,405,000	45,634	(E)	(26)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(45,660)
	GBP	6,390,000	30,123		(20)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(29,916)
	GBP	1,278,000	31,629	(E)	(16)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(31,645)
	GBP	6,390,000	31,199		7,934	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(16,393)
	GBP	5,056,000	87,180	(E)	(26,315)	6/20/28	6 month GBP-LIBOR-BBA — Semiannually	1.65% — Semiannually	60,865
	GBP	13,357,000	57,719	(E)	(31,907)	6/20/23	6 month GBP-LIBOR-BBA — Semiannually	1.45% — Semiannually	25,810
	INR	54,940,000	3,656		—	12/22/22	6.715% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	(5,887)
	JPY	308,000,000	2,981		(11)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	(2,426)
	JPY	155,000,000	—		(10)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(1,099)
	JPY	308,000,000	2,866		(22)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	3,492
	JPY	155,000,000	10,182		(18)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(11,217)
	JPY	308,000,000	4,747		(23)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	5,252
	JPY	155,000,000	10,095		(19)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(10,763)
	MXN	32,807,000	150,609		—	1/1/26	1 month MXN-TIIE-BANXICO — 28 Days	6.16% — 28 Days	(152,576)
	MXN	33,655,000	85,507		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(85,899)
	MXN	7,880,000	15,079		(5)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(15,191)
	MXN	9,640,000	21,247		(6)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(21,344)
	NOK	64,259,000	18,035	(E)	(19,242)	6/20/23	2.00% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(37,276)
	NOK	51,614,000	83,425	(E)	(8,116)	6/20/28	6 month NOK-NIBOR-NIBR — Semiannually	2.40% — Annually	75,308
	NZD	3,265,000	14,087	(E)	12,316	6/20/23	2.80% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(1,770)
	NZD	10,926,000	137,868	(E)	(25,585)	6/20/28	3 month NZD-BBR-FRA — Quarterly	30% — Semiannually	112,283
	SEK	63,093,000	378		(17)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	2,416
	SEK	12,926,000	4,876		(11)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	2,972
	SEK	63,093,000	302		(17)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	2,522
	SEK	12,926,000	4,164		(11)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	3,715
	SEK	63,093,000	3,174		(17)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	(1,142)
	SEK	12,926,000	31		(11)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	7,877
	SEK	12,926,000	403		(11)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	7,490
	SEK	63,093,000	2,267		(17)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	(14)
	SEK	12,938,000	22,282		(21)	1/24/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3325% — Annually	27,779
	SEK	49,865,000	44,432		(50)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(57,459)
	SEK	61,637,000	15,133		(29)	1/24/20	0.0925% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	19,854
	SEK	60,709,000	15,705		(29)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	20,072
	SEK	49,156,000	60,637		(50)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(72,933)
	SEK	12,802,000	28,472		(22)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	33,529
	SEK	18,659,000	25,788		(19)	2/5/23	0.6975% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(30,130)
	SEK	47,603,000	77,478	(E)	11,403	6/20/28	3 month SEK-STIBOR-SIDE — Quarterly	1.40% — Annually	88,881
	SEK	63,388,000	48,662	(E)	10,504	6/20/23	0.70% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(38,158)
	ZAR	33,140,000	40,926		(5)	10/31/20	3 month ZAR-JIBAR-SAFEX — Quarterly	7.48% — Quarterly	42,518
	ZAR	12,750,000	56,778		(6)	10/31/27	8.365% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	(58,967)
	ZAR	27,700,000	10,389		(15)	1/25/21	3 month ZAR-JIBAR-SAFEX — Quarterly	7.06% — Quarterly	10,065
	ZAR	10,610,000	19,188		(12)	1/25/28	7.92% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	(20,475)

	Total				$(214,098)				$(77,947)

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Barclays Bank PLC
	$121,699	$119,081	$—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(1,664)
	123,756	124,094	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	472
	65,757	65,638	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	618
	106,990	107,282	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	408
	10,275	10,269	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	109
	147,351	147,565	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	435
	710,422	712,364	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	2,712
	599,755	600,110	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,127
	374,161	377,822	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(4,360)
	98,257	96,877	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(415)
	59,126	58,296	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(250)
	75,020	73,967	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(317)
	115,430	115,365	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,230
	16,558	16,549	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	176
	212,810	209,753	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,018
	97,755	95,355	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,594
	160,927	157,841	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,890
	1,184,729	1,185,415	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,439
	9,905,828	9,912,989	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	21,773
	6,331,230	6,381,170	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(62,727)

Citibank, N.A.
	591,256	591,684	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,300
	358,290	358,549	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	788
	925,259	925,928	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,034

Credit Suisse International
	388,601	388,882	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	854
	430,369	433,763	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,264)
	136,645	134,727	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(578)
	149,804	147,651	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	717
	165,049	162,678	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	790
	133,599	131,724	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(565)
	254,819	251,241	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,077)
	119,992	117,550	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,562)
	60,056	58,834	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(782)
	78,266	76,673	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,019)
	106,786	104,739	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,254)
	85,748	84,104	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,007)
	205,496	201,556	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,414)
	572,937	561,245	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,150)
	234,722	229,932	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,929)
	229,674	223,584	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(4,418)
	230,525	224,864	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,759

Deutsche Bank AG
	430,369	433,763	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,264)

Goldman Sachs International
	120,755	120,538	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,135
	47,881	47,855	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	510
	302,065	295,566	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,130)
	302,065	295,566	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,130)
	301,414	303,792	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,986)
	113,226	114,119	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,122)
	17,660	17,628	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	166
	171,640	167,337	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,808)
	46,327	46,243	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	435
	92,645	92,478	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	871
	210,450	212,110	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,085)
	412,919	416,176	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,091)
	252,509	254,501	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,502)
	19,367	19,519	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(192)
	51,605	52,012	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(511)
	3,396	3,394	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	36
	64,939	64,903	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	692
	393,323	384,862	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,377)
	47,310	47,225	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	445
	340,002	332,688	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,648)
	219,106	215,959	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,048
	247,581	242,543	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,224)
	197,655	193,633	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,574)
	121,319	118,850	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,580)
	232,968	228,214	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,907)
	150,657	147,768	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,770
	419,233	410,677	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,232)
	159,421	158,532	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(244)
	548,710	535,235	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	8,948

JPMorgan Chase Bank N.A.
	457,504	446,270	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,460)
	347,339	338,809	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,664)
	72,147	70,375	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,176)
	219,106	215,959	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,048

JPMorgan Securities LLC
	196,595	191,923	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,156)
	86,446	84,788	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,015
	1,459,153	1,427,763	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	19,948
	493,470	486,542	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	2,086
	824,870	808,083	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	10,741

Upfront premium received			—		Unrealized appreciation		97,137

Upfront premium (paid)			—		Unrealized (depreciation)		(170,815)

		Total	$—			Total	$(73,678)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

EUR	6,295,000	$78,076	$—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$78,076
EUR	6,295,000	60,261	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(60,261)
EUR	2,361,000	29,864	(31)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	29,834
EUR	2,361,000	30,358	(57)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(30,415)
EUR	3,935,000	45,949	(51)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	45,898
EUR	3,935,000	46,675	(95)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(46,770)
EUR	3,148,000	30,910	(41)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	30,870
EUR	3,148,000	23,318	(76)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(23,394)
GBP	1,892,000	5,070	(26)	2/15/23	(3.19%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(5,097)
GBP	1,892,000	17,440	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	17,396
GBP	2,460,000	16,325	(41)	3/15/23	(3.325%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(16,366)
GBP	2,460,000	31,097	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	31,040
GBP	883,000	3,840	(12)	3/15/23	(3.295%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(3,853)
GBP	883,000	8,932	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	8,912
GBP	1,766,000	991	(25)	3/15/23	(3.245%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(1,016)
GBP	1,766,000	1,660	(25)	3/15/23	(3.25%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(1,685)
GBP	3,532,000	7,483	(83)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	7,399
	$2,544,000	40,638	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	40,638
	2,544,000	49,939	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(49,939)
	2,927,000	51,685	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	51,685
	2,927,000	67,640	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(67,640)
	2,833,000	23,440	(17)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	23,423
	2,833,000	26,134	(31)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(26,165)
	2,833,000	24,622	(17)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	24,604
	2,833,000	25,735	(31)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(25,766)

Total			$(781)				$31,408

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$5,468	$80,000	$11,784	5/11/63	300 bp — Monthly	$(6,269)
	CMBX NA BBB-.6 Index	BBB-/P	10,546	175,000	25,778	5/11/63	300 bp — Monthly	(15,129)
	CMBX NA BBB-.6 Index	BBB-/P	21,545	349,000	51,408	5/11/63	300 bp — Monthly	(29,659)
	CMBX NA BBB-.6 Index	BBB-/P	20,577	361,000	53,175	5/11/63	300 bp — Monthly	(32,388)

	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	7,274	51,000	7,512	5/11/63	300 bp — Monthly	(208)
	CMBX NA BBB-.6 Index	BBB-/P	42,022	296,000	43,601	5/11/63	300 bp — Monthly	(1,406)
	CMBX NA BB.6 Index	BB/P	111,251	452,000	108,118	5/11/63	500 bp — Monthly	3,572
	CMBX NA BBB-.6 Index	BBB-/P	19,323	114,000	16,792	5/11/63	300 bp — Monthly	2,597
	CMBX NA BBB-.6 Index	BBB-/P	20,790	153,000	22,537	5/11/63	300 bp — Monthly	(1,658)
	CMBX NA BBB-.6 Index	BBB-/P	23,393	159,000	23,421	5/11/63	300 bp — Monthly	65
	CMBX NA BBB-.6 Index	BBB-/P	23,530	159,000	23,421	5/11/63	300 bp — Monthly	202

	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	30,050	206,000	30,344	5/11/63	300 bp — Monthly	(174)
	CMBX NA BBB-.6 Index	BBB-/P	38,606	249,000	36,678	5/11/63	300 bp — Monthly	2,074
	CMBX NA BBB-.6 Index	BBB-/P	36,892	264,000	38,887	5/11/63	300 bp — Monthly	(1,841)
	CMBX NA BBB-.6 Index	BBB-/P	60,099	412,000	60,688	5/11/63	300 bp — Monthly	(348)
	CMBX NA BBB-.6 Index	BBB-/P	6,647	58,000	8,543	5/11/63	300 bp — Monthly	(1,862)
	CMBX NA BBB-.6 Index	BBB-/P	16,463	130,000	19,149	5/11/63	300 bp — Monthly	(2,610)
	CMBX NA BBB-.6 Index	BBB-/P	48,130	319,000	46,989	5/11/63	300 bp — Monthly	1,328
	CMBX NA BBB-.6 Index	BBB-/P	120,552	799,000	117,693	5/11/63	300 bp — Monthly	3,325
	CMBX NA BBB-.6 Index	BBB-/P	395,606	3,700,000	545,010	5/11/63	300 bp — Monthly	(147,245)
	CMBX NA BBB-.7 Index	BBB-/P	34,676	528,000	61,618	1/17/47	300 bp — Monthly	(26,634)
	CMBX NA BBB-.7 Index	BBB-/P	415,622	5,623,000	656,204	1/17/47	300 bp — Monthly	(237,300)

	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	13,478	87,000	12,815	5/11/63	300 bp — Monthly	714
	CMBX NA BBB-.6 Index	BBB-/P	5,978	69,000	10,164	5/11/63	300 bp — Monthly	(4,145)
	CMBX NA BBB-.6 Index	BBB-/P	8,842	79,000	11,637	5/11/63	300 bp — Monthly	(2,749)
	CMBX NA BBB-.6 Index	BBB-/P	9,574	87,000	12,815	5/11/63	300 bp — Monthly	(3,190)
	CMBX NA BBB-.6 Index	BBB-/P	8,117	94,000	13,846	5/11/63	300 bp — Monthly	(5,674)
	CMBX NA BBB-.6 Index	BBB-/P	16,293	98,000	14,435	5/11/63	300 bp — Monthly	1,914
	CMBX NA BBB-.6 Index	BBB-/P	8,608	102,000	15,025	5/11/63	300 bp — Monthly	(6,358)
	CMBX NA BBB-.6 Index	BBB-/P	8,150	103,000	15,172	5/11/63	300 bp — Monthly	(6,962)
	CMBX NA BBB-.6 Index	BBB-/P	16,916	113,000	16,645	5/11/63	300 bp — Monthly	337
	CMBX NA BBB-.6 Index	BBB-/P	16,910	115,000	16,940	5/11/63	300 bp — Monthly	38
	CMBX NA BBB-.6 Index	BBB-/P	13,259	119,000	17,529	5/11/63	300 bp — Monthly	(4,200)
	CMBX NA BBB-.6 Index	BBB-/P	13,309	123,000	18,118	5/11/63	300 bp — Monthly	(4,737)
	CMBX NA BBB-.6 Index	BBB-/P	13,360	123,000	18,118	5/11/63	300 bp — Monthly	(4,686)
	CMBX NA BBB-.6 Index	BBB-/P	10,857	131,000	19,296	5/11/63	300 bp — Monthly	(8,363)
	CMBX NA BBB-.6 Index	BBB-/P	15,957	143,000	21,064	5/11/63	300 bp — Monthly	(5,024)
	CMBX NA BBB-.6 Index	BBB-/P	15,957	143,000	21,064	5/11/63	300 bp — Monthly	(5,024)
	CMBX NA BBB-.6 Index	BBB-/P	12,743	151,000	22,242	5/11/63	300 bp — Monthly	(9,412)
	CMBX NA BBB-.6 Index	BBB-/P	21,242	153,000	22,537	5/11/63	300 bp — Monthly	(1,206)
	CMBX NA BBB-.6 Index	BBB-/P	25,922	172,000	25,336	5/11/63	300 bp — Monthly	687
	CMBX NA BBB-.6 Index	BBB-/P	20,787	192,000	28,282	5/11/63	300 bp — Monthly	(7,383)
	CMBX NA BBB-.6 Index	BBB-/P	14,034	206,000	30,344	5/11/63	300 bp — Monthly	(16,190)
	CMBX NA BBB-.6 Index	BBB-/P	31,126	222,000	32,701	5/11/63	300 bp — Monthly	(1,445)
	CMBX NA BBB-.6 Index	BBB-/P	11,031	228,000	33,584	5/11/63	300 bp — Monthly	(22,421)
	CMBX NA BBB-.6 Index	BBB-/P	11,164	229,000	33,732	5/11/63	300 bp — Monthly	(22,434)
	CMBX NA BBB-.6 Index	BBB-/P	11,359	229,000	33,732	5/11/63	300 bp — Monthly	(22,239)
	CMBX NA BBB-.6 Index	BBB-/P	28,369	233,000	34,321	5/11/63	300 bp — Monthly	(5,816)
	CMBX NA BBB-.6 Index	BBB-/P	12,206	234,000	34,468	5/11/63	300 bp — Monthly	(22,126)
	CMBX NA BBB-.6 Index	BBB-/P	32,901	315,000	46,400	5/11/63	300 bp — Monthly	(13,314)
	CMBX NA BBB-.6 Index	BBB-/P	42,332	384,000	56,563	5/11/63	300 bp — Monthly	(14,007)
	CMBX NA BBB-.7 Index	BBB-/P	8,225	118,000	13,771	1/17/47	300 bp — Monthly	(5,477)
	CMBX NA BBB-.7 Index	BBB-/P	197,205	2,668,000	311,356	1/17/47	300 bp — Monthly	(112,594)

	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	30,015	206,000	30,344	5/11/63	300 bp — Monthly	(209)
	CMBX NA BBB-.6 Index	BBB-/P	60,980	411,000	60,540	5/11/63	300 bp — Monthly	679
	CMBX NA BBB-.6 Index	BBB-/P	6,331	49,000	7,218	5/11/63	300 bp — Monthly	(858)
	CMBX NA BBB-.6 Index	BBB-/P	5,697	50,000	7,365	5/11/63	300 bp — Monthly	(1,639)
	CMBX NA BBB-.6 Index	BBB-/P	8,667	58,000	8,543	5/11/63	300 bp — Monthly	158
	CMBX NA BBB-.6 Index	BBB-/P	8,071	62,000	9,133	5/11/63	300 bp — Monthly	(1,026)
	CMBX NA BBB-.6 Index	BBB-/P	7,875	63,000	9,280	5/11/63	300 bp — Monthly	(1,368)
	CMBX NA BBB-.6 Index	BBB-/P	10,040	90,000	13,257	5/11/63	300 bp — Monthly	(3,165)
	CMBX NA BBB-.6 Index	BBB-/P	16,004	103,000	15,172	5/11/63	300 bp — Monthly	893
	CMBX NA BBB-.6 Index	BBB-/P	17,763	120,000	17,676	5/11/63	300 bp — Monthly	157
	CMBX NA BBB-.6 Index	BBB-/P	16,286	124,000	18,265	5/11/63	300 bp — Monthly	(1,906)
	CMBX NA BBB-.6 Index	BBB-/P	13,688	125,000	18,413	5/11/63	300 bp — Monthly	(4,652)
	CMBX NA BBB-.6 Index	BBB-/P	16,923	129,000	19,002	5/11/63	300 bp — Monthly	(2,003)
	CMBX NA BBB-.6 Index	BBB-/P	19,342	131,000	19,296	5/11/63	300 bp — Monthly	122
	CMBX NA BBB-.6 Index	BBB-/P	19,893	179,000	26,367	5/11/63	300 bp — Monthly	(6,370)
	CMBX NA BBB-.6 Index	BBB-/P	31,972	188,000	27,692	5/11/63	300 bp — Monthly	4,389
	CMBX NA BBB-.6 Index	BBB-/P	32,237	188,000	27,692	5/11/63	300 bp — Monthly	4,654
	CMBX NA BBB-.6 Index	BBB-/P	21,423	191,000	28,134	5/11/63	300 bp — Monthly	(6,600)
	CMBX NA BBB-.6 Index	BBB-/P	21,088	192,000	28,282	5/11/63	300 bp — Monthly	(7,081)
	CMBX NA BBB-.6 Index	BBB-/P	27,772	197,000	29,018	5/11/63	300 bp — Monthly	(1,131)
	CMBX NA BBB-.6 Index	BBB-/P	23,606	208,000	30,638	5/11/63	300 bp — Monthly	(6,911)
	CMBX NA BBB-.6 Index	BBB-/P	34,093	231,000	34,026	5/11/63	300 bp — Monthly	202
	CMBX NA BBB-.6 Index	BBB-/P	35,180	232,000	34,174	5/11/63	300 bp — Monthly	1,142
	CMBX NA BBB-.6 Index	BBB-/P	31,908	270,000	39,771	5/11/63	300 bp — Monthly	(7,706)
	CMBX NA BBB-.6 Index	BBB-/P	29,242	278,000	40,949	5/11/63	300 bp — Monthly	(11,546)
	CMBX NA BBB-.6 Index	BBB-/P	31,696	288,000	42,422	5/11/63	300 bp — Monthly	(10,558)
	CMBX NA BBB-.6 Index	BBB-/P	43,613	293,000	43,159	5/11/63	300 bp — Monthly	625
	CMBX NA BBB-.6 Index	BBB-/P	33,035	315,000	46,400	5/11/63	300 bp — Monthly	(13,181)
	CMBX NA BBB-.6 Index	BBB-/P	43,848	395,000	58,184	5/11/63	300 bp — Monthly	(14,105)
	CMBX NA BBB-.6 Index	BBB-/P	70,994	446,000	65,696	5/11/63	300 bp — Monthly	5,559
	CMBX NA BBB-.6 Index	BBB-/P	70,494	466,000	68,642	5/11/63	300 bp — Monthly	2,124
	CMBX NA BBB-.6 Index	BBB-/P	52,979	480,000	70,704	5/11/63	300 bp — Monthly	(17,445)
	CMBX NA BBB-.6 Index	BBB-/P	77,596	560,000	82,488	5/11/63	300 bp — Monthly	(4,565)
	CMBX NA BBB-.6 Index	BBB-/P	74,130	619,000	91,179	5/11/63	300 bp — Monthly	(16,688)

	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	37,100	253,000	37,267	5/11/63	300 bp — Monthly	(19)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	30,298	205,000	30,197	5/11/63	300 bp — Monthly	221
	CMBX NA BBB-.6 Index	BBB-/P	30,343	205,000	30,197	5/11/63	300 bp — Monthly	266
	CMBX NA BBB-.6 Index	BBB-/P	30,013	206,000	30,344	5/11/63	300 bp — Monthly	(211)
	CMBX NA BBB-.6 Index	BBB-/P	39,598	281,000	41,391	5/11/63	300 bp — Monthly	(1,630)
	CMBX NA BBB-.6 Index	BBB-/P	60,891	411,000	60,540	5/11/63	300 bp — Monthly	590
	CMBX NA BBB-.6 Index	BBB-/P	60,834	411,000	60,540	5/11/63	300 bp — Monthly	533
	CMBX NA BBB-.6 Index	BBB-/P	60,246	412,000	60,688	5/11/63	300 bp — Monthly	(201)
	CMBX NA BBB-.6 Index	BBB-/P	57,128	413,000	60,835	5/11/63	300 bp — Monthly	(3,466)
	CMBX NA BBB-.6 Index	BBB-/P	90,712	616,000	90,737	5/11/63	300 bp — Monthly	335
	CMBX NA BBB-.6 Index	BBB-/P	89,899	617,000	90,884	5/11/63	300 bp — Monthly	(625)
	CMBX NA BBB-.6 Index	BBB-/P	121,341	822,000	121,081	5/11/63	300 bp — Monthly	740
	CMBX NA BB.6 Index	BB/P	35,608	145,000	34,684	5/11/63	500 bp — Monthly	1,065
	CMBX NA BB.6 Index	BB/P	71,706	291,000	69,607	5/11/63	500 bp — Monthly	2,381
	CMBX NA BBB-.6 Index	BBB-/P	19,323	114,000	16,792	5/11/63	300 bp — Monthly	2,597
	CMBX NA BBB-.6 Index	BBB-/P	17,877	120,000	17,676	5/11/63	300 bp — Monthly	271
	CMBX NA BBB-.6 Index	BBB-/P	43,512	293,000	43,159	5/11/63	300 bp — Monthly	524

	Upfront premium received		4,126,183			Unrealized appreciation		47,080

	Upfront premium (paid)		—			Unrealized (depreciation)		(988,772)

	Total		$4,126,183				Total	$(941,692)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(91,222)	$452,000	$87,010	1/17/47	(500 bp) — Monthly	$(4,652)
	CMBX NA BB.7 Index	(17,747)	113,000	21,753	1/17/47	(500 bp) — Monthly	3,895
	CMBX NA BB.7 Index	(18,452)	113,000	21,753	1/17/47	(500 bp) — Monthly	3,191

	Credit Suisse International
	CMBX NA BB.7 Index	(234,064)	1,423,000	273,928	1/17/47	(500 bp) — Monthly	38,479
	CMBX NA BB.7 Index	(19,786)	1,121,000	268,143	5/11/63	(500 bp) — Monthly	247,267
	CMBX NA BB.7 Index	(25,825)	140,000	26,950	1/17/47	(500 bp) — Monthly	989

	Goldman Sachs International
	CMBX NA BB.6 Index	(65,165)	637,000	152,370	5/11/63	(500 bp) — Monthly	86,586
	CMBX NA BB.7 Index	(27,088)	179,000	34,458	1/17/47	(500 bp) — Monthly	7,196
	CMBX NA BB.6 Index	(47,339)	324,000	77,501	5/11/63	(500 bp) — Monthly	29,847
	CMBX NA BB.7 Index	(74,898)	443,000	85,278	1/17/47	(500 bp) — Monthly	9,949
	CMBX NA BB.7 Index	(35,390)	216,000	41,580	1/17/47	(500 bp) — Monthly	5,980
	CMBX NA BB.7 Index	(26,396)	130,000	25,025	1/17/47	(500 bp) — Monthly	(1,498)
	CMBX NA BB.7 Index	(6,572)	36,000	6,930	1/17/47	(500 bp) — Monthly	323

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(12,795)	66,000	12,705	1/17/47	(500 bp) — Monthly	(154)
	CMBX NA BB.6 Index	(28,120)	200,000	47,840	5/11/63	(500 bp) — Monthly	19,525
	CMBX NA BB.6 Index	(16,094)	111,000	26,551	5/11/63	(500 bp) — Monthly	10,350
	CMBX NA BB.6 Index	(9,349)	65,000	15,548	5/11/63	(500 bp) — Monthly	6,136
	CMBX NA BB.7 Index	(40,618)	260,000	50,050	1/17/47	(500 bp) — Monthly	9,180
	CMBX NA BB.7 Index	(41,089)	253,000	48,703	1/17/47	(500 bp) — Monthly	7,368
	CMBX NA BB.7 Index	(35,690)	228,000	43,890	1/17/47	(500 bp) — Monthly	7,978
	CMBX NA BB.7 Index	(29,082)	182,000	35,035	1/17/47	(500 bp) — Monthly	5,776
	CMBX NA BB.7 Index	(24,478)	136,000	26,180	1/17/47	(500 bp) — Monthly	1,570
	CMBX NA BB.7 Index	(25,877)	133,000	25,603	1/17/47	(500 bp) — Monthly	(404)
	CMBX NA BB.7 Index	(21,373)	130,000	25,025	1/17/47	(500 bp) — Monthly	3,525
	CMBX NA BB.7 Index	(17,747)	113,000	21,753	1/17/47	(500 bp) — Monthly	3,895
	CMBX NA BB.7 Index	(15,888)	80,000	15,400	1/17/47	(500 bp) — Monthly	(566)
	CMBX NA BB.7 Index	(8,850)	45,000	8,663	1/17/47	(500 bp) — Monthly	(231)
	CMBX NA BB.7 Index	(6,379)	42,000	8,085	1/17/47	(500 bp) — Monthly	1,665
	CMBX NA BB.7 Index	(6,643)	36,000	6,930	1/17/47	(500 bp) — Monthly	252
	CMBX NA BBB-.7 Index	(70,643)	767,000	89,509	1/17/47	(300 bp) — Monthly	18,418
	CMBX NA BBB-.7 Index	(37,437)	450,000	52,515	1/17/47	(300 bp) — Monthly	14,816
	CMBX NA BBB-.7 Index	(17,403)	220,000	25,674	1/17/47	(300 bp) — Monthly	8,143
	CMBX NA BBB-.7 Index	(21,984)	197,000	22,990	1/17/47	(300 bp) — Monthly	891
	CMBX NA BBB-.7 Index	(10,092)	118,000	13,771	1/17/47	(300 bp) — Monthly	3,609
	CMBX NA BBB-.7 Index	(6,133)	114,000	13,304	1/17/47	(300 bp) — Monthly	7,104
	CMBX NA BBB-.7 Index	(10,790)	103,000	12,020	1/17/47	(300 bp) — Monthly	1,170
	CMBX NA BBB-.7 Index	(6,329)	74,000	8,636	1/17/47	(300 bp) — Monthly	2,264

	Merrill Lynch International
	CMBX NA BB.7 Index	(32,263)	161,000	30,993	1/17/47	(500 bp) — Monthly	(1,427)
	CMBX NA BB.7 Index	(25,927)	133,000	25,603	1/17/47	(500 bp) — Monthly	(454)
	CMBX NA BB.7 Index	(25,879)	133,000	25,603	1/17/47	(500 bp) — Monthly	(406)
	CMBX NA BB.7 Index	(24,110)	133,000	25,603	1/17/47	(500 bp) — Monthly	1,364

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(42,081)	413,000	48,197	1/17/47	(300 bp) — Monthly	5,876
	CMBX NA BB.7 Index	(58,522)	291,000	56,018	1/17/47	(500 bp) — Monthly	(2,787)
	CMBX NA BB.7 Index	(50,136)	260,000	50,050	1/17/47	(500 bp) — Monthly	(266)
	CMBX NA BB.7 Index	(46,015)	228,000	43,890	1/17/47	(500 bp) — Monthly	(2,347)
	CMBX NA BB.7 Index	(15,718)	84,000	16,170	1/17/47	(500 bp) — Monthly	370

	Upfront premium received	—			Unrealized appreciation		574,947

	Upfront premium (paid)	(1,531,478)			Unrealized (depreciation)		(15,192)

	Total	$(1,531,478)				Total	$559,755

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	$371,586	$5,955,000	$359,253	6/20/23	(500 bp) — Quarterly	$9,024

	Total	$371,586					$9,024

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $213,609,696.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $72,016, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/18

	Short-term investments
	Putnam Short Term Investment Fund**	$2,369,374	$32,528,466	$18,018,789	$62,808	$16,879,051

	Total Short-term investments	$2,369,374	$32,528,466	$18,018,789	$62,808	$16,879,051
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $141,522.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $5,258,388.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $5,934,932.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $50,899,782 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	85.5%
	Greece	2.2
	Argentina	2.0
	Brazil	1.8
	Russia	1.7
	Canada	1.2
	Indonesia	0.8
	Mexico	0.7
	United Kingdom	0.7
	Luxembourg	0.6
	Other	2.8

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $5,024,209 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,258,388 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$23,231	$—	$2,768
Energy	102,318	10,324	7,938
Technology	442,715	—	—
Transportation	—	5,228	—
Utilities and power	—	5,392	—
Total common stocks	568,264	20,944	10,706
Convertible bonds and notes	—	2,255,140	—
Convertible preferred stocks	—	14,345	—
Corporate bonds and notes	—	66,761,873	2
Foreign government and agency bonds and notes	—	16,983,456	—
Mortgage-backed securities	—	91,192,961	—
Preferred stocks	181,340	—	—
Purchased options outstanding	—	703,311	—
Purchased swap options outstanding	—	4,463,267	—
Senior loans	—	3,285,401	—
U.S. government and agency mortgage obligations	—	68,626,250	—
Warrants	1,581	—	—
Short-term investments	17,320,051	17,180,057	—

Totals by level	$18,071,236	$271,487,005	$10,708

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,208,685)	$—
Futures contracts	(56,248)	—	—
Written options outstanding	—	(467,514)	—
Written swap options outstanding	—	(4,967,090)	—
Forward premium swap option contracts	—	93,511	—
TBA sale commitments	—	(36,074,532)	—
Interest rate swap contracts	—	132,876	—
Total return swap contracts	—	(41,489)	—
Credit default contracts	—	(3,339,204)	—

Totals by level	$(56,248)	$(45,872,127)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,091,233	$5,430,437
Foreign exchange contracts	987,603	2,196,288
Equity contracts	1,581	—
Interest rate contracts	9,051,286	9,190,662

Total	$12,131,703	$16,817,387

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$96,300,000
Purchased swap option contracts (contract amount)		$1,041,900,000
Written TBA commitment option contracts (contract amount)		$165,000,000
Written swap option contracts (contract amount)		$899,200,000
Futures contracts (number of contracts)		100
Forward currency contracts (contract amount)		$252,000,000
OTC interest rate swap contracts (notional)		$830,000
Centrally cleared interest rate swap contracts (notional)		$806,000,000
OTC total return swap contracts (notional)		$36,500,000
Centrally cleared total return swap contracts (notional)		$82,000,000
OTC credit default contracts (notional)		$47,200,000
Centrally cleared credit default contracts (notional)		$5,955,000
Warrants (number of warrants)		3,100

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018